Offerings - Offering: 1	Jul. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity	[1]
Security Class Title	Ordinary shares, with a par value of %0.49 per share
Amount Registered | shares	334,639,136
Maximum Aggregate Offering Price	$ 3,474,824,729.04
Fee Rate	0.01476%
Amount of Registration Fee	$ 512,884.13
Rule 457(f)	true	[1]
Amount of Securities Received	1,616,307,025
Value of Securities Received, Per Share	2.149854375
Value of Securities Received	$ 3,474,824,729.04
Fee Note MAOP	$ 3,474,824,729.04
Offering Note
(1)
Amount registered represents the maximum number of registered ordinary shares of Banco Bilbao Vizcaya Argentaria, S.A. estimated to be issuable pursuant to the U.S. tranche of the exchange offer described in the registration statement on Form
F-4
with which this exhibit is filed, calculated as (i)
1,616,307,025
, which is the estimated maximum number of shares of Banco de Sabadell, S.A., with a nominal value of
€
0.125 per share (“Banco Sabadell shares”), held by U.S. holders as of July 25, 2024, divided by (ii) the exchange ratio of
4.83
.

The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act, the proposed maximum aggregate offering price of the securities being registered was calculated as the product obtained by multiplying (i)
€
1.98125
, the average of the high and low sales prices per Banco Sabadell share on July 25, 2024, as reported by the Spanish Stock Exchanges, and (ii) 1,616,307,025, the estimated maximum number of Banco Sabadell shares held by U.S. holders that may be exchanged in the U.S. tranche of the exchange offer.
The maximum aggregate offering price and the amount of registration fee are calculated on the basis of the Euro/U.S. dollar exchange rate as of July 25, 2024 of
€
1.00/U.S$1.0851, as published by the European Central Bank.

[1]	Amount registered represents the maximum number of registered ordinary shares of Banco Bilbao Vizcaya Argentaria, S.A. estimated to be issuable pursuant to the U.S. tranche of the exchange offer described in the registration statement on Form F-4 with which this exhibit is filed, calculated as (i) 1,616,307,025, which is the estimated maximum number of shares of Banco de Sabadell, S.A., with a nominal value of €0.125 per share (“Banco Sabadell shares”), held by U.S. holders as of July 25, 2024, divided by (ii) the exchange ratio of 4.83. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act, the proposed maximum aggregate offering price of the securities being registered was calculated as the product obtained by multiplying (i) €1.98125, the average of the high and low sales prices per Banco Sabadell share on July 25, 2024, as reported by the Spanish Stock Exchanges, and (ii) 1,616,307,025, the estimated maximum number of Banco Sabadell shares held by U.S. holders that may be exchanged in the U.S. tranche of the exchange offer. The maximum aggregate offering price and the amount of registration fee are calculated on the basis of the Euro/U.S. dollar exchange rate as of July 25, 2024 of €1.00/U.S$1.0851, as published by the European Central Bank.